S000016644 [Member] Expense Example - Western Asset California Municipals Fund	Feb. 28, 2025 USD ($)
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,293
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	874
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	771
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	459
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,385
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	$ 1,512